Commitments and Contingencies (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Operating lease at inception - June 2, 2020	$ 156,554	$ 156,554
Less accumulated reduction	(44,477)	(17,778)
Balance ROU asset	112,077	138,776
Operating lease liability related to the ROU asset is summarized below:
Operating lease liabilities at inception - June 2, 2020	156,554	156,554
Reduction of lease liabilities	(43,491)	(17,383)
Total lease liabilities	113,063	139,171
Less: current portion	(52,181)	(52,180)
Lease liabilities, non-current	60,882	86,991
Non-cancellable operating lease total future payments at December 31, 2020 are summarized below:
Total minimum operating lease payments	137,558	168,483
Less discount to fair value	(24,495)	(29,312)
Total lease liability	$ 113,063	$ 139,171